UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

VCC MORTGAGE SECURITIES, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001542220

Velocity Commercial Capital Loan Trust 2026-P2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Jeff Taylor, (818) 532-3707

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Executive Summary
99.02	AMC Data Compare Report
99.03	AMC Limited Appraisal Report
99.04	AMC Valuation Summary Report
99.05	AMC Multi-Property Valuation Report
99.06	AMC NOO Exception and Grades Report
99.07	AMC GL Exception and Grades Report
99.08	AMC GL Exception Grades Report

99.09	Opus Capital Markets Consultants, LLC (“Opus”) Narrative
99.10	Opus Standard Findings Report
99.11	Opus Rating Agency Grades Report
99.12	Opus Data Compare Report
99.13	Opus Valuation Report
99.14	Opus Multi-Property Valuation Report
99.15	Opus NOO Rating Agency Grades Report
99.16	Opus Property Review Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VCC Mortgage Securities, LLC
(Depositor)

Date: July 31, 2026	By:	/s/ Jeff Taylor
Name: Jeff Taylor Title: Executive Vice President (senior officer in charge of securitization)